13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            September 30, 2005
 <FILER>
                     0001010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     CYNTHIA HARDY
 <PHONE>             (312) 368-1666
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   khoward@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2005

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  10 S. LaSalle
           Suite 3610

           Chicago, IL  60603

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Cynthia Hardy
 Title:    Vice President, Administration and Compliance
 Phone:    (312) 368-1666

 Signature, Place, and Date of Signing:

      Cynthia Hardy       Chicago, IL         November 3, 2005

 Report Type (Check only one.)"

 [ X   ]        13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 75

 Form 13F Information Table Value Total: 300842


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

 	                                                            FORM 13F
 INFORMATION TABLE
				SHRS
				PRN	SH	PUT	INV
ISSUER	CLASS	CUSIP	VALUE	AMT	PRN	CALL	DISCRE	MGRS	SOLE	SHARED	NONE
Advo Inc	COM	7585102	4972	158900	SH		SOLE		158900	0	0
Alliant Techsystems Inc	COM	18804104	1209	16200	SH		SOLE		16200	0	0
AmerUS Group Co	COM	03072M108	8226	143400	SH		SOLE		143400	0	0
American Power Conv	COM	29066107	6240	240831	SH		SOLE		240831	0	0
Apple Computer Inc	COM	37833100	1442	26900	SH		SOLE		26900	0	0
Aquantive Inc	COM	03839G105	519	25800	SH		SOLE		25800	0	0
Arden Realty	COM	39793104	4057	98550	SH		SOLE		98550	0	0
Asset Acceptance	COM	04543P100	3	100	SH		SOLE		100	0	0
BJs Wholesale Club	COM	05548J106	5051	181700	SH		SOLE		181700	0	0
Barr Pharmaceuticals Inc	COM	68306109	8149	148372	SH		SOLE		148372	0	0
Bowater Inc	COM	102183100	2621	92700	SH		SOLE		92700	0	0
CIT Group Inc	COM	125581108	7328	162200	SH		SOLE		162200	0	0
CSX Corp	COM	126408103	2073	44600	SH		SOLE		44600	0	0
CapitalSource Inc	COM	14055X102	1901	87200	SH		SOLE		87200	0	0
Century Telephone	COM	156700106	406	11600	SH		SOLE		11600	0	0
City National Corp	COM	178566105	4696	67000	SH		SOLE		67000	0	0
CommScope	COM	203372107	3163	182416	SH		SOLE		182416	0	0
Computer Science	COM	205363104	8222	173800	SH		SOLE		173800	0	0
Cypress Semiconductor	COM	232806109	131	8700	SH		SOLE		8700	0	0
DTE Energy Co	COM	233331107	5093	111050	SH		SOLE		111050	0	0
Dollar Tree Stores Inc	COM	256747106	6192	286000	SH		SOLE		286000	0	0
E TRADE Financial Corp	COM	269246104	3840	218200	SH		SOLE		218200	0	0
Eastman Chemical Company	COM	277432100	6803	144843	SH		SOLE		144843	0	0
Eastman Kodak Co.	COM	277461109	3338	137200	SH		SOLE		137200	0	0
Eaton Vance Corp.	COM	278265103	4070	164000	SH		SOLE		164000	0	0
FedEx Corporation	COM	31428X106	61	700	SH		SOLE		700	0	0
First Horizon National Corp.	COM	320517105	7026	193300	SH		SOLE		193300	0	0
Fiserv Inc	COM	337738108	4280	93300	SH		SOLE		93300	0	0
GlobalSantaFe Co	COM	G3930E101	5899	129300	SH		SOLE		129300	0	0
Health Management	COM	421933102	6809	290125	SH		SOLE		290125	0	0
Janus Capital Group	COM	47102X105	85	5900	SH		SOLE		5900	0	0
Jones Apparel Group	COM	480074103	5424	190300	SH		SOLE		190300	0	0
Knight Ridder	COM	499040103	5337	90947	SH		SOLE		90947	0	0
Landrys Resturants Inc	COM	51508L103	120	4100	SH		SOLE		4100	0	0
Lear Corp	COM	521865105	3156	92900	SH		SOLE		92900	0	0
Limited Brands	COM	532716107	1424	69700	SH		SOLE		69700	0	0
MEMC Electric Materials	COM	552715104	6502	285300	SH		SOLE		285300	0	0
Marshall & Ilsley	COM	571834100	5961	137000	SH		SOLE		137000	0	0
Massey Energy Company	COM	576206106	4019	78700	SH		SOLE		78700	0	0
McCormick Co	COM	579780206	6951	213025	SH		SOLE		213025	0	0
NCR Corporation	COM	6.29E+112	1745	54700	SH		SOLE		54700	0	0
National Semiconductor Corp	COM	637640103	783	29900	SH		SOLE		29900	0	0
Nationwide Financial	COM	638612101	6200	154800	SH		SOLE		154800	0	0
Noble Energy	COM	655044105	1505	32100	SH		SOLE		32100	0	0
Old Republic International Corp	COM	680223104	5745	215400	SH		SOLE		215400	0	0
Omnicare	COM	681904108	9239	164300	SH		SOLE		164300	0	0
Omnivision Technologies	COM	682128103	4653	368700	SH		SOLE		368700	0	0
Pactiv Corp	COM	695257105	5473	312400	SH		SOLE		312400	0	0
Pepco Holdings	COM	713291102	7896	339300	SH		SOLE		339300	0	0
Pepsi Bottling Group	COM	713409100	4939	173000	SH		SOLE		173000	0	0
Pitney Bowes	COM	724479100	6683	160100	SH		SOLE		160100	0	0
Puget Energy	COM	745310102	4869	207325	SH		SOLE		207325	0	0
Roper Industries	COM	776696106	6664	169600	SH		SOLE		169600	0	0
Rowan Companies	COM	779382100	1019	28700	SH		SOLE		28700	0	0
Sabre Holdings Inc	COM	785905100	6007	296200	SH		SOLE		296200	0	0
Smithfield Foods Inc	COM	832248108	6915	233000	SH		SOLE		233000	0	0
Southern Union Co	COM	844030106	3972	154130	SH		SOLE		154130	0	0
Sovereign Bancorp	COM	845905108	6940	314900	SH		SOLE		314900	0	0
Spectrum Brands	COM	84762L105	3386	143800	SH		SOLE		143800	0	0
St Paul Travelers	COM	792860108	54	1200	SH		SOLE		1200	0	0
Staples Inc	COM	855030102	23	1100	SH		SOLE		1100	0	0
Symantec Corp	COM	871503108	32	1400	SH		SOLE		1400	0	0
Tellabs Inc	COM	879664100	6436	611740	SH		SOLE		611740	0	0
The PMI Group	COM	69344M101	5315	133300	SH		SOLE		133300	0	0
Tiffany & Company	COM	886547108	32	800	SH		SOLE		800	0	0
Unocal	COM	915289102	531	8200	SH		SOLE		8200	0	0
Unumprovident Corp	COM	91529Y106	2577	125725	SH		SOLE		125725	0	0
Valero Energy	COM	91913Y100	7172	63438	SH		SOLE		63438	0	0
Western Digital	COM	958102105	49	3800	SH		SOLE		3800	0	0
XTO Energy	COM	98385X106	7996	176428	SH		SOLE		176428	0	0
Xcel Energy	COM	98389B100	6971	355500	SH		SOLE		355500	0	0
iStar Financial Inc	COM	45031U101	6222	153900	SH		SOLE		153900	0	0